SCHEDULE OF OTHER INCOME NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Income and Expenses [Abstract]
Site management income		$ 33,030
Machinery/ Motor vehicle rental	129,678	225,031
Sale of scrap material/ Mud		119,410	182,397
Parking fines	(79,069)	(80,028)	(69,051)
(Loss) gain on termination of motor vehicle/ machinery under finance lease arrangements	327,403	(11,026)
Other income (expense)	(23,915)	3,920	3,051
Total other income, net	$ 354,097	$ 290,337	$ 116,397